Equity - Schedule of Warrants Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, beginning balance	3,684,762	2,362,615	922,203
Number of Warrants Outstanding, Granted		1,603,214	1,699,857
Number of Warrants Outstanding, Exercised		(100,000)
Number of Warrants Outstanding, Forfeited		(181,067)	(259,445)
Number of Warrants Outstanding, ending balance		3,684,762	2,362,615
Weighted-average exercise price, Outstanding beginning balance	$ 9.14	$ 16.34	$ 49.80
Weighted-average exercise price, Granted		2.82	3.50
Weighted-average exercise price, Exercised		3.50
Weighted-average exercise price, Forfeited		50.28	51.01
Weighted-average exercise price, Outstanding ending balance		9.14	$ 16.34
Weighted-average exercise price, Exercisable		$ 9.14
Weighted Average Remaining Life, Granted		0 years	0 years
Weighted Average Remaining Life, Exercised		0 years	0 years
Weighted Average Remaining Life, Forfeited		7 years 1 month 6 days	0 years
Weighted Average Remaining Life, Outstanding ending balance		2 years 2 months 12 days	1 year 8 months 12 days
Weighted Average Remaining Life, Exercisable		7 years 1 month 6 days
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants Outstanding, beginning balance	3,684,762
Number of Warrants Outstanding, Granted
Number of Warrants Outstanding, Exercised
Number of Warrants Outstanding, Forfeited	(97,868)
Number of Warrants Outstanding, ending balance	3,586,894	3,684,762
Number of Warrants Outstanding, Exercisable	3,586,894
Weighted-average exercise price, Outstanding beginning balance	$ 9.14
Weighted-average exercise price, Granted
Weighted-average exercise price, Exercised
Weighted-average exercise price, Forfeited	55.94
Weighted-average exercise price, Outstanding ending balance	7.86	$ 9.14
Weighted-average exercise price, Exercisable	$ 7.86
Weighted Average Remaining Life In Years, Outstanding beginning balance	7 years 1 month 6 days
Weighted Average Remaining Life, Outstanding ending balance	6 years 7 months 6 days	7 years 1 month 6 days
Weighted Average Remaining Life, Exercisable	6 years 7 months 6 days